Financial Instrument - Fair Value Measurement (Detail) - DKK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 14,010	kr 12,431
Marketable Securities | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	14,010	12,431
Other investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	183	133
Other investments | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	108	67
Other investments | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 75	kr 66